Schedule of Rollforward of Common Stock Warrants Outstanding (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Common Warrants, Outstanding, Beginning Balance | shares	1,161,493
Weighted Average Exercise Price, Outstanding, Beginning balance | $ / shares	$ 51.89
Number of Common Warrants, Expirations | shares	(227,120)
Weighted Average Exercise Price, Expirations | $ / shares	$ 39.03
Number of Common Warrants, Outstanding, Ending Balance | shares	934,373
Weighted Average Exercise Price, Outstanding, Ending balance | $ / shares	$ 55.01
Weighted Average Remaining Contractual Term (Years), Outstanding	1 year 1 month 20 days
Aggregate Intrinsic Value, Outstanding, Ending balance | $